Provisions - Provisions for product warranty (Detail) - Warranty provision [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions [Line items]
Other provisions at beginning of period	€ 259	€ 289	€ 302
Changes [Abstract]
Additional provisions other provisions	283	325	327
Utilizations	(270)	(357)	(357)
Transfer to assets classified as held for sale	(56)
Translation differences and other	(16)	2	17
Other provisions at end of period	€ 201	€ 259	€ 289